Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Sep. 30, 2019
Lease cost
Operating lease cost	$ 6,755	$ 7,080	$ 14,302	$ 21,057
Short-term lease cost	57	30	30	87
Variable lease cost	539	504	1,161	1,700
Total lease cost	$ 7,351	$ 7,614	15,493	22,844
Cash Paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases			$ 13,654	$ 18,491
Weighted-average remaining lease term - operating leases	6 years	6 years	6 years	6 years
Weighed-average discount rate - operating leases	5.80%	5.80%	5.80%	5.80%